Consolidated Statements of Other Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss):
Change in unrealized holding gains on securities available for sale arising during period, tax	$ 582	$ 153	$ 480
Reclassification adjustment for net gains on securities available for sale included in net income (loss), tax	290	231	805
Change in fair value and gains on termination of derivative instruments, tax	$ 0	$ 172	$ 777